INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 158,763	$ 81,734
Work in process	116,553	146,840
Finished goods	26,792	5,938
Inventory, net, total	302,108	234,512
Aggregate inventory write-downs	$ 8,192	$ 2,775